Note 11 - Capital Management	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
11.	CAPITAL MANAGEMENT

The Company manages its capital structure, being its capital stock, and makes adjustments to it based on the funds available to the Company in order to support future business opportunities. The Board of Directors does not
establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company
’s management to sustain future development of the business.

The Company currently has
no
source of revenues; as such the Company is dependent upon external financings to fund activities. In order to carry future projects and pay for administrative costs, the Company will spend its existing working capital and needs to raise additional funds. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

There were
no
changes to the Company
’s approach to capital management during the year ended
January 31, 2018.
The Company is
not
subject to externally imposed capital requirements.